EXHIBIT 99.7

AMC EXCEPTION REPORT DROPPED LOANS

Seller Loan ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comment

1	8/27/2015	Valuation	Property	PROPDRA	1	Cleared	Missing appraisal desk review-	8/31/2015		08/31/2015 Received a Clear Capital desk review which provided a value of $230,000, a 0.00% variance, value supported;

2	8/25/2015	Compliance	OTHER	OTH1	2	Acknowledged	Loan is Temporary HPQM (GSE/Agency Eligible)-

3	8/20/2015	Valuation	Property	PROPDRA	3	Open	Missing appraisal desk review-			08/28/2015 Received a field review dated 08/24/2015 which provided a value of $285,000, a -10.38% variance from the appraised value of $318,000, value not supported;

4	8/17/2015	Credit	OTHER	OTH1	3	Open	1) Provide lease(s) and satisfactory VOM for the additional property reflected on the 1003. The property is not on borrower’s tax returns and there is no supporting documentation. 2) Provide lease for 2nd unit of the subject property. 3) Document why the appraisal reflects the subject property as owner-occupied.			08/22/2015 Lender provided copy of mortgage closed the same day on the additional property, missing PITI information and lease agreement on this property. Lender also provided copy of partial lease for the subject; lender approved at $0 income/debt on the subject based on the lease for just 1 unit of the 2 unit property, DTI is 46%, issue remains;

4	8/17/2015	Credit	OTHER	OTH3	1	Cleared	Document borrower has no ownership interest in additional property reflected on Schedule E of federal tax returns.	9/1/2015		09/01/2015 Lender provided documentation that the borrower does not have interest in the property, issue cleared;

5	8/18/2015	Credit	Missing Doc	MDFRA	1	Cleared	Missing fraud report-	8/28/2015		8/28/2015 Lender provided copy of the Drive Fraud report showing no unaddressed issues, issue cleared;